UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2014

1.800350.110

SMA-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.8%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.29% 5/7/14, VRDN (b)	$ 2,300,000	$ 2,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.33% 5/7/14, VRDN (b)	1,100,000	1,100,000
Massachusetts - 64.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series Clipper 07 18, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	52,100,000	52,100,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.13% 5/7/14, LOC Citibank NA, VRDN (b)	17,150,000	17,150,000
Series 2010 A3, 0.1% 5/7/14, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.12% 5/7/14, LOC Freddie Mac, VRDN (b)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	28,765,000	28,765,000
(Boston Univ. Proj.):
Series U-5B, 0.11% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	2,900,000	2,900,000
Series U3, 0.1% 5/7/14, LOC Northern Trust Co., VRDN (b)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.12% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,700,000	3,700,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.13% 5/7/14, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.14% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,480,000	5,480,000
(Olin College Proj.):
Series 2008 C2, 0.28% 5/1/14, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
Series 2008 C3, 0.28% 5/1/14, LOC RBS Citizens NA, VRDN (b)	1,935,000	1,935,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.1% 5/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Partners HealthCare Sys. Proj.): - continued
Series 2014 M1, 0.07% 5/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 4,400,000	$ 4,400,000
(Simmons College Proj.) Series G, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
(Smith College Proj.) Series 2007, 0.12% 5/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	23,210,000	23,210,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Series 2010, 0.11% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Series 2014 M2, 0.08% 5/7/14, LOC Bank of New York, New York, VRDN (b)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	15,400,000	15,400,000
Series Putters 3699, 0.14% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,800,000	4,800,000
Series Putters 3898, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series 2001 C, 0.1% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,550,000	4,550,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
Series 2009 J2, 0.09% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)	500,000	500,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.06% 5/1/14, LOC Wells Fargo Bank NA, VRDN (b)	13,750,000	13,750,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.09% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,500,000	2,500,000
Series 2010 N4, 0.07% 5/1/14, LOC Wells Fargo Bank NA, VRDN (b)	17,500,000	17,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,250,000	$ 9,250,000
(Fairview Extended Care Proj.) Series B, 0.18% 5/7/14, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.09% 5/1/14, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.1% 5/7/14, VRDN (b)	2,200,000	2,200,000
Series 2001 J2, 0.1% 5/7/14, VRDN (b)	6,925,000	6,925,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.17% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
(Stonehill College Proj.) Series 2008 K, 0.09% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)	1,100,000	1,100,000
(Wellesley College Proj.):
Series B, 0.1% 5/7/14, VRDN (b)	1,700,000	1,700,000
Series I, 0.08% 5/1/14, VRDN (b)	4,345,000	4,345,000
Participating VRDN:
Series BA 08 3503, 0.17% 5/7/14 (Liquidity Facility Bank of America NA) (b)(e)	5,550,000	5,550,000
Series BBT 08 54, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300,000	6,300,000
Series BC 10 20W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,550,000	2,550,000
Series Putters 3163, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,495,000	11,495,000
Series Putters 3650, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Series 2002 A1, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (b)	1,400,000	1,400,000
Series 2009 I, 0.12% 5/7/14, VRDN (b)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.09% 5/7/14, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	3,675,000	3,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 10,100,000	$ 10,100,000
Series 2008 A, 0.1% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600,000	4,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (b)(e)	900,000	900,000
Series EGL 07 0033, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(e)	16,800,000	16,800,000
Series EGL 07 0067, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(e)	19,100,000	19,100,000
Series EGL 07 0092, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,700,000	7,700,000
Series Putters 1920, 0.14% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 3691, 0.14% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,425,000	1,425,000
Series Putters 4420, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	600,000	600,000
Series RBC O 72, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,000,000	1,000,000
Series ROC II R 14021, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,500,000	1,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Series Putters 2847, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series WF 09 67C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,675,000	3,675,000
Series 1999 B, 0.1% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,200,000	5,200,000
Series 2008 F, 0.1% 5/7/14 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	19,110,000	19,110,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	23,700,000	23,700,000
Series RBC E 42, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	4,600,000	4,600,000
		523,455,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 5/7/14, VRDN (b)	$ 1,400,000	$ 1,400,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.21% 5/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 5/7/14, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
		1,300,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.17% 5/7/14, VRDN (b)	800,000	800,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.32% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,250,000	2,250,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.23% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	200,000	200,000
		2,450,000
Texas - 0.4%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.33% 5/1/14, VRDN (b)	2,900,000	2,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.33% 5/1/14, VRDN (b)	200,000	200,000
Series 2009 A, 0.33% 5/1/14, VRDN (b)	300,000	300,000
Series 2010 C, 0.33% 5/1/14, VRDN (b)	150,000	150,000
		3,550,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $536,355,000)		536,355,000
Other Municipal Debt - 21.1%

Massachusetts - 21.1%
Andover Gen. Oblig. Bonds Series 2014, 5% 3/1/15	1,471,000	1,530,463
Beverly Gen. Oblig. BAN 1% 4/23/15	1,800,000	1,815,458
Boston Gen. Oblig. Bonds:
Series 2013 A, 5% 3/1/15	200,000	208,028
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Boston Gen. Oblig. Bonds: - continued
5% 8/1/14	$ 1,000,000	$ 1,012,278
5% 1/1/15	680,000	701,913
Burlington Gen. Oblig. BAN 1.25% 7/25/14	1,200,000	1,203,012
Concord Gen. Oblig. BAN 0.75% 6/16/14	4,650,000	4,653,513
Framingham Gen. Oblig.:
BAN 1.25% 12/12/14	3,300,000	3,322,030
Bonds 2% 12/1/14	2,489,000	2,515,512
Hanover Gen. Oblig. BAN 1% 9/12/14	1,600,000	1,604,924
Hingham Gen. Oblig. BAN 1% 5/23/14	5,300,000	5,302,614
Littleton Gen. Oblig. BAN 1.05% 8/15/14	4,807,900	4,821,409
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	2,910,150	2,918,738
Marshfield Gen. Oblig. BAN 1% 7/29/14	3,650,000	3,657,680
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	2,500,000	2,521,190
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 8/6/14, LOC TD Banknorth, NA, CP	1,865,000	1,865,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 O, 5% 7/1/14	675,000	680,343
0.09% 8/7/14, LOC JPMorgan Chase Bank, CP	4,100,000	4,100,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C, 5.5% 11/1/14	500,000	513,365
Series 2004 A, 5% 8/1/14	6,400,000	6,478,293
Series 2005 A, 5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,040,331
Series 2006 C, 5% 5/1/14	500,000	500,000
Series 2007 B, 5% 11/1/14	150,000	153,563
Series 2010 C, 5% 1/1/15	1,000,000	1,032,369
Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,900,000	1,900,000
RAN:
Series 2013 B, 2% 5/29/14	13,800,000	13,820,081
Series 2013 C, 2% 6/26/14	15,300,000	15,343,520
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.09% tender 6/5/14, CP mode	2,400,000	2,400,000
0.09% tender 6/6/14, CP mode	3,600,000	3,600,000
Series 2008 H2, 0.07% tender 8/12/14, CP mode	18,000,000	18,000,000
Series 2010 A, 5% 10/1/14	1,500,000	1,529,588
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
0.09% tender 8/6/14, CP mode	$ 7,020,000	$ 7,020,000
Series EE:
0.06% 5/5/14, CP	2,000,000	2,000,000
0.06% 6/24/14, CP	4,500,000	4,500,000
0.08% 6/13/14, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.28% tender 5/21/14, CP mode	300,000	300,000
Series 1993 A, 0.28% tender 5/21/14, CP mode	3,300,000	3,300,000
Series 1993 B, 0.4% tender 5/2/14, CP mode	200,000	200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear Proj.) Series 2012 A, 5% 7/1/14	3,200,000	3,225,337
Massachusetts Port Auth. Rev. Series 2012 A, 0.08% 8/1/14, LOC TD Banknorth, NA, CP	1,600,000	1,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	1,010,000	1,024,026
Series 2011 B, 5% 10/15/14	1,000,000	1,022,470
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 5/1/14, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series 2004 A, 5.25% 8/1/14	1,100,000	1,114,157
Monomoy Reg'l. School District BAN 1.5% 9/15/14	3,600,000	3,618,212
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	1,000,000	1,001,053
Peabody Gen. Oblig. BAN 1% 3/27/15	1,800,000	1,814,132
Pittsfield Gen. Oblig. BAN Series B, 1% 2/6/15	2,956,860	2,974,573
Plymouth Gen. Oblig. BAN 1% 5/7/15 (a)	2,027,800	2,045,604
Quincy Gen. Oblig. BAN:
1% 6/20/14	3,700,000	3,704,198
1% 1/23/15	3,400,000	3,421,348
1.25% 9/12/14	2,200,000	2,208,868
Revere Gen. Oblig. BAN 1% 4/17/15	1,600,000	1,613,201
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	500,000	506,890
Univ. of Massachusetts Bldg. Auth. Rev. Serie A1, 0.08% 7/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,000
Webster Gen. Oblig. BAN 1% 6/27/14	1,400,000	1,401,726
West Springfield Gen. Oblig. BAN 1% 6/27/14	3,800,000	3,804,915
Weston Gen. Oblig. BAN 1% 2/3/15	1,881,698	1,894,138
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Winchester Gen. Oblig. BAN 1.25% 7/2/14	$ 2,000,000	$ 2,003,662
Worcester Gen. Oblig. BAN 1% 12/17/14	1,600,000	1,608,593
TOTAL OTHER MUNICIPAL DEBT (Cost $171,872,318)		171,872,318
Investment Company - 13.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.10% (c)(d) (Cost $108,947,389)	108,947,389	108,947,389
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $817,174,707)		817,174,707
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,755,623)
NET ASSETS - 100%		$ 814,419,084
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,900,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 1,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 9,086
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2014, the cost of investment securities for income tax purposes was $817,174,707.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2014

1.800349.110

MFL-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,771,400
Series 2008:
5.375% 10/1/14	400,000	404,856
5.875% 10/1/18	1,900,000	2,076,168
		5,252,424
Massachusetts - 96.7%
Ashland Gen. Oblig. 5.25% 5/15/19 (Pre-Refunded to 5/15/15 @ 100)	1,300,000	1,367,652
Auburn Gen. Oblig. 5.125% 6/1/23 (Pre-Refunded to 6/1/14 @ 100)	1,305,000	1,309,685
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,394,600
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,106,055
Series 2012 A:
5% 4/1/21	8,130,000	9,835,593
5% 4/1/22	2,050,000	2,495,937
Series A, 5% 1/1/17	480,000	493,891
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,954,649
5% 11/1/26	1,500,000	1,693,635
5% 11/1/28	2,195,000	2,454,142
Series 2012 A, 4% 11/1/25	2,950,000	3,232,168
Sr. Series A, 5.25% 11/1/19	8,420,000	9,247,854
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,781,450
5% 5/15/24	5,050,000	5,831,336
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,038,813
5% 1/1/24	340,000	406,198
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,430,239
4% 12/1/24	1,360,000	1,509,858
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,032,850
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,510,025
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,396,801
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,003,720
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,125,610
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,608,204
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,111,774
5% 11/1/21	1,730,000	2,065,395
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,302,144
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	545,000	606,176
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,320,000	2,815,436
Series 1992 B, 6.2% 3/1/16	9,930,000	10,549,831
7% 3/1/21	610,000	756,973
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,762,818
Series 2012 A, 5% 7/1/22	6,110,000	7,406,114
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,285,123
5.25% 7/1/23	3,950,000	4,892,233
Series 2005 A, 5% 7/1/24	16,175,000	19,830,388
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,081,200
Series 2006 A:
5.25% 7/1/29	3,005,000	3,748,317
5.25% 7/1/32	6,745,000	8,351,929
Series 2010 B:
5% 7/1/26	1,000,000	1,123,570
5% 7/1/27	865,000	967,736
5% 7/1/28	1,000,000	1,116,380
5% 7/1/30	1,000,000	1,107,460
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,237,085
5% 7/1/30	3,725,000	4,159,298
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	$ 11,880,000	$ 13,987,868
5% 6/1/25	12,940,000	15,116,249
Series 2013 A, 5% 6/1/43	10,000,000	10,925,700
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17	1,250,000	1,346,150
5% 1/1/18	1,920,000	2,112,230
5% 1/1/19	2,225,000	2,445,297
5% 1/1/20	3,000,000	3,281,340
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	103,163
5% 1/1/22	11,000,000	12,466,410
5% 1/1/25	13,340,000	14,725,092
5% 1/1/26	4,210,000	4,610,413
5% 1/1/27	7,000,000	7,620,410
5% 1/1/30	5,000,000	5,456,600
5% 1/1/32	3,495,000	3,730,283
5% 1/1/35	4,230,000	4,523,689
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,160,860
5.25% 11/15/41	4,620,000	4,831,365
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,249,626
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,768,650
5% 7/1/21	3,090,000	3,406,941
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,352,800
Series U4, 5.7% 10/1/40	3,100,000	3,506,441
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,137,344
5% 10/1/24	1,210,000	1,321,683
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,527,380
5.25% 12/1/25	820,000	867,363
5.625% 12/1/30	1,000,000	1,055,370
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,667,640
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(College of the Holy Cross Proj.): - continued
Series 2008 B, 5% 9/1/22	$ 1,100,000	$ 1,239,370
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,592,945
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,512,260
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,268,108
Series 2008, 5.75% 9/1/25	9,500,000	10,882,915
Series 2010 B1, 5% 10/15/40	22,510,000	25,284,132
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,793,900
Series 2011 B, 5% 7/1/41	6,520,000	6,942,757
Series 2011 H:
5.125% 7/1/26	5,500,000	5,650,370
5.5% 7/1/31	7,750,000	7,956,693
Series 2011:
5% 10/1/20	1,215,000	1,399,170
5% 7/1/41	5,000,000	5,324,200
5.25% 10/1/41	5,485,000	5,909,594
Series 2012 C:
5.25% 7/1/25	2,000,000	2,153,660
5.25% 7/1/26	2,000,000	2,132,260
Series 2012 G:
5% 10/1/23	2,245,000	2,435,488
5% 10/1/24	1,625,000	1,749,784
5% 10/1/25	1,600,000	1,702,672
5% 10/1/26	2,170,000	2,296,424
5% 10/1/27	2,235,000	2,353,522
5% 10/1/28	1,240,000	1,297,710
Series 2012 J, 5% 7/1/42	7,000,000	7,723,380
Series 2012 L, 5% 7/1/36	6,000,000	6,423,840
Series 2013 A:
6.25% 11/15/33	2,245,000	2,272,232
6.5% 11/15/43	4,000,000	4,050,840
Series 2013 E:
5% 11/1/38	3,400,000	3,660,678
5% 11/1/43	15,000,000	16,040,100
Series 2013 F:
4% 7/1/32	2,050,000	1,977,963
4% 7/1/43	18,000,000	16,315,200
5% 7/1/27	1,300,000	1,441,895
5% 7/1/37	3,925,000	4,100,683
Series 2013 G, 5% 7/1/44	17,105,000	17,393,048
Series 2013 P, 5% 7/1/43	8,320,000	9,262,490
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2013 X, 5% 10/1/48	$ 12,735,000	$ 13,560,101
Series 2013, 5% 7/1/21	1,085,000	1,228,990
Series 2014 A:
5% 3/1/32	1,700,000	1,871,700
5% 3/1/33	1,250,000	1,369,788
5% 3/1/39	4,000,000	4,301,840
5% 3/1/44	15,730,000	16,851,077
Series 2014 F:
5% 7/15/19	250,000	277,045
5% 7/15/20	300,000	329,406
5% 7/15/21	300,000	325,014
5% 7/15/22	400,000	427,692
5% 7/15/23	350,000	370,059
5% 7/15/24	400,000	418,888
5% 7/15/25	550,000	568,810
5% 7/15/26	500,000	512,560
5% 7/15/27	200,000	202,782
5% 7/15/28	320,000	321,146
5.625% 7/15/36	800,000	831,648
5.75% 7/15/43	4,500,000	4,752,765
Series I, 6.875% 1/1/41	9,540,000	11,037,685
5% 3/1/34	4,375,000	4,771,813
5.5% 7/1/44	10,000,000	10,265,400
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,432,880
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,311,190
5.5% 1/1/22	3,500,000	3,880,800
5.5% 1/1/23 (b)	1,700,000	1,841,780
Series 2010 B:
4.5% 1/1/16 (b)	675,000	712,267
4.8% 1/1/17 (b)	2,045,000	2,227,046
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,832,550
5% 6/15/27	5,000,000	5,789,150
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,224,950
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,449,900
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 A, 5.5% 8/1/30	$ 2,000,000	$ 2,545,560
Series 2006 B:
5.25% 9/1/22	5,360,000	6,587,708
5.25% 9/1/23	9,400,000	11,625,544
Series 2007 A, 0.729% 5/1/37 (a)	20,250,000	17,552,295
Series 2007 C:
5% 8/1/37	36,375,000	39,280,258
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,239,332
5.25% 8/1/24	6,960,000	7,840,858
5.25% 8/1/25 (FSA Insured)	10,000,000	11,224,900
Series 2008 A:
5% 8/1/22	3,685,000	4,220,873
5% 8/1/24	7,380,000	8,404,196
Series 2009 A, 5% 3/1/39	17,000,000	18,635,230
Series 2011 A:
5% 4/1/26	5,425,000	6,313,778
5% 4/1/28	5,880,000	6,774,642
Series 2011 B:
5% 8/1/23	5,770,000	6,851,125
5% 8/1/24	1,750,000	2,067,695
5% 8/1/25	1,930,000	2,261,786
Series C, 5.5% 12/1/22	7,800,000	9,745,476
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,180,700
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,098,350
5% 10/1/19	3,290,000	3,674,338
5% 10/1/21	3,270,000	3,656,645
5% 10/1/23	2,000,000	2,206,960
5% 10/1/25	5,950,000	6,497,757
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	7,700,000	7,731,493
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,098,280
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,053,770
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,046,845
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,590
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.): - continued
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 852,368
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,926,645
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,185,980
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,656,810
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,585,416
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,093,390
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,073,546
Series 2008 E1:
5% 7/1/28	2,525,000	2,688,292
5.125% 7/1/33	2,000,000	2,111,120
5.125% 7/1/38	4,040,000	4,165,361
5.375% 7/1/21	10,850,000	11,965,272
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,859,765
5.375% 7/1/24	5,015,000	5,518,055
5.375% 7/1/25	3,500,000	3,881,570
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,156,986
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,254,600
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,234,650
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,187,739
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,325,511
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,092,050
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/36	20,500,000	24,311,770
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	$ 600,000	$ 659,010
5% 10/1/17	775,000	871,867
5% 10/1/18	500,000	571,800
5% 10/1/20	2,000,000	2,259,900
5% 10/1/22	1,160,000	1,301,346
5% 10/1/27	3,030,000	3,263,977
5% 10/1/28	1,000,000	1,075,090
5% 10/1/33	5,000,000	5,312,000
Series 2009 Y1:
5% 10/1/15	1,425,000	1,516,357
5% 10/1/16	1,495,000	1,643,917
5% 10/1/17	1,570,000	1,766,234
5% 10/1/19	1,730,000	2,007,129
Series 2009 Y2:
5% 10/1/16	1,090,000	1,198,575
5% 10/1/17	1,145,000	1,288,114
5% 10/1/18	1,215,000	1,392,269
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,845,888
5% 7/1/20	2,350,000	2,465,244
5% 7/1/21	1,150,000	1,205,844
5% 7/1/22	1,855,000	1,944,856
Series 2009 I3:
5% 7/1/21	2,300,000	2,624,231
5% 7/1/22	5,000,000	5,631,900
Series 2010 J1, 5% 7/1/39	23,500,000	24,684,400
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	260,000	260,491
5.75% 7/1/29	6,370,000	6,378,090
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,992,660
Series J, 5.5% 8/15/17	500,000	575,170
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,408,657
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,094,990
5% 7/1/18	1,000,000	1,093,860
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	$ 18,995,000	$ 19,608,159
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,964,336
5.375% 6/1/30	8,000,000	8,810,080
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,324,533
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,163,313
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,469,583
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,672,947
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,107,820
Series 2005 D:
5.25% 7/1/30	7,000,000	7,020,510
5.375% 7/1/35	2,165,000	2,167,360
5.5% 7/1/40	6,150,000	6,154,244
Series 2007 E, 5% 7/15/32	1,155,000	1,155,254
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,590
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,288,289
Series 2010 C:
5% 7/1/30	4,460,000	4,651,512
5.125% 7/1/35	500,000	515,255
Series 2010 H, 5% 7/1/16	1,000,000	1,066,900
Series E, 5% 7/15/27	7,195,000	7,268,461
5% 7/1/17	115,000	115,359
5% 7/1/19	130,000	130,384
5% 7/1/19	215,000	234,937
5% 7/1/20	310,000	338,396
5% 7/1/21	325,000	354,403
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,480,084
5% 7/1/21 (AMBAC Insured)	5,010,000	5,256,843
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	$ 1,660,000	$ 1,839,463
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,670,926
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,328,250
Series 2010 A:
5% 7/1/34	2,000,000	2,131,660
5% 7/1/40	12,000,000	12,601,680
Series 2012 A, 5% 7/1/42 (b)	9,600,000	10,030,752
Series 2012 B:
5% 7/1/25	4,150,000	4,814,706
5% 7/1/27	6,570,000	7,483,493
5% 7/1/28	5,030,000	5,694,463
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,668,060
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,110,730
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,731,210
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,101,920
(BOSFUEL Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,175,000	5,231,822
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,793,520
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,004,500
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,003,800
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,558,777
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,003,480
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,002,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	6,954,999
Series 2011 B:
5% 10/15/41	25,000,000	27,284,500
5.25% 10/15/35	12,500,000	14,158,750
Series 2012 A:
5% 8/15/23	15,000,000	17,961,300
5% 8/15/24	27,500,000	32,701,625
5% 8/15/25	28,475,000	33,510,804
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2012 B:
5% 8/15/27	$ 10,000,000	$ 11,591,000
5% 8/15/28	12,000,000	13,813,560
5% 8/15/30	25,900,000	29,507,870
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,785,367
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,871,700
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,208,320
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,811,080
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	12,076,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,881,720
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,862,320
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,283,029
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,209,984
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,754,852
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,975,868
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,409,648
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,750,270
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,730,008
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,787,206
Series 2009 A:
5.375% 5/1/34	2,305,000	2,568,208
5.5% 5/1/39	7,000,000	7,750,540
5.5% 5/1/49	3,440,000	3,745,850
5.75% 5/1/49	10,000,000	11,196,500
Series 2009 B:
5% 5/1/35	5,560,000	6,126,953
5% 5/1/40	4,625,000	5,017,709
Series 2012 A:
5% 5/1/36	5,000,000	5,496,800
5% 5/1/41	10,000,000	10,877,600
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2012 B:
5% 5/1/29	$ 2,000,000	$ 2,271,620
5% 5/1/30	1,870,000	2,114,072
5% 5/1/37	3,075,000	3,376,043
5% 5/1/43	11,125,000	12,093,320
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,404,144
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,624,370
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,730,341
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	19,424,386
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,971,860
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,529,403
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,809,406
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	308,187
5% 8/1/29	1,765,000	1,781,732
5% 8/1/34	150,000	151,313
Series 13:
5% 8/1/19	3,740,000	4,233,493
5% 8/1/20	5,145,000	5,822,082
5% 8/1/21	5,350,000	6,044,912
5% 8/1/22	8,355,000	9,431,625
5% 8/1/23	6,385,000	7,196,853
5% 8/1/24	1,000,000	1,125,450
Series 2004 A:
5.25% 8/1/22	6,525,000	8,094,654
5.25% 2/1/24	1,170,000	1,455,702
5.25% 8/1/24	3,780,000	4,725,378
Series 4, 5.125% 8/1/14	70,000	70,251
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 6:
5.25% 8/1/19	$ 30,000	$ 30,107
5.625% 8/1/14	115,000	115,453
5.625% 8/1/15	25,000	25,100
5.625% 8/1/16	485,000	486,930
Series 8:
5% 8/1/17	110,000	110,384
5% 8/1/20	105,000	105,348
Series 9, 5.25% 8/1/33	595,000	596,767
Series 14:
5% 8/1/32	5,685,000	6,349,008
5% 8/1/38	8,390,000	9,184,701
Series 2, 5.25% 2/1/17	95,000	95,349
Series 2002 A, 5.25% 8/1/20	680,000	682,373
Series 2010 A, 5% 8/1/21	9,000,000	10,622,250
Series 2012 A:
5% 8/1/27	5,900,000	6,877,217
5% 8/1/28	6,570,000	7,621,397
Series 6, 5.5% 8/1/30	6,745,000	6,766,989
5% 8/1/21	7,520,000	8,832,842
5% 8/1/22	4,290,000	5,027,151
5% 8/1/23	5,000,000	5,807,250
5% 8/1/24	4,215,000	4,879,495
5% 8/1/25	4,965,000	5,718,191
5% 8/1/26	3,205,000	3,680,878
5% 8/1/27	2,460,000	2,817,340
5% 8/1/28	3,480,000	3,976,213
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	19,060,000	21,708,959
Series 1998 B, 5.5% 8/1/15 (Escrowed to Maturity)	1,415,000	1,494,311
Series 2002 J, 5.5% 8/1/20	1,000,000	1,222,020
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	910,911
Series 2005:
5.25% 8/1/24	8,435,000	9,508,269
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	647,377
Series 2006 A, 5% 8/1/41	9,000,000	9,494,640
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,187,660
5% 8/1/25 (FSA Insured)	2,000,000	2,182,020
5% 8/1/26 (FSA Insured)	2,000,000	2,178,640
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/27 (FSA Insured)	$ 2,000,000	$ 2,168,560
5% 8/1/28 (FSA Insured)	2,000,000	2,161,860
Series 2009 A:
5% 8/1/34	6,350,000	6,990,271
5% 8/1/39	8,360,000	9,113,821
Series 2009 B, 5% 8/1/22	2,540,000	2,958,363
Series 2011 B:
5% 8/1/36	5,000,000	5,495,800
5% 8/1/41	16,000,000	17,372,960
Series 2011 C:
5% 8/1/23	6,070,000	7,121,567
5% 8/1/24	22,090,000	25,852,811
5% 8/1/25	14,235,000	16,536,657
5.25% 8/1/42	8,425,000	9,371,549
Series 2012 A, 5% 8/1/37	8,000,000	8,827,920
Series J, 5% 8/1/42	100,000	100,249
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,012,670
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,647,657
5% 4/1/20	1,840,000	2,192,434
5% 4/1/21	1,915,000	2,262,649
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,419,468
5% 5/15/25	1,150,000	1,282,733
5% 10/15/17	1,665,000	1,900,281
5% 10/15/19	500,000	592,020
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,198,256
5% 9/1/18 (AMBAC Insured)	1,090,000	1,115,375
5% 9/1/19 (AMBAC Insured)	1,085,000	1,109,369
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,372,941
5% 2/1/22	1,245,000	1,482,023
5% 2/1/23	1,185,000	1,423,434
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	553,615
5% 4/1/39	2,000,000	2,074,680
5.5% 4/1/27	2,510,000	2,768,881
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig. Series 2007:
5% 8/1/17 (FSA Insured)	$ 5,000,000	$ 5,561,950
5% 8/1/18 (FSA Insured)	7,210,000	8,003,749
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,155,480
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,149,060
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,145,410
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,257,313
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,333,684
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,063,216
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,556,994
5% 3/1/27	2,740,000	3,200,567
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,419,724
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,110
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,827
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,875
		1,996,341,527
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.864% 7/1/21 (FGIC Insured) (a)	5,400,000	3,349,026
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A:
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	972,621
0% 8/1/47 (AMBAC Insured)	31,100,000	3,445,258
		7,766,905
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A, 5.25% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	750,000	765,563
Series 2009 A, 6.75% 10/1/37	4,000,000	4,361,320
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,502,040
Series 2009 B, 5% 10/1/25	2,800,000	2,962,708
		9,591,631
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,930,313,924)	2,018,952,487
NET OTHER ASSETS (LIABILITIES) - 2.2%	45,838,280
NET ASSETS - 100%	$ 2,064,790,767
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,731,493 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,222,061
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,930,129,573. Net unrealized appreciation aggregated $88,822,914, of which $105,547,076 related to appreciated investment securities and $16,724,162 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2014

1.800343.110

MFS-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 5/7/14, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.17% 5/1/14, VRDN (b)(e)	800,000	800,000
Series 1988, 0.17% 5/1/14, VRDN (b)(e)	4,100,000	4,100,000
Series 1994, 0.17% 5/1/14, VRDN (b)(e)	4,300,000	4,300,000
Series 1999 A, 0.29% 5/7/14, VRDN (b)	4,400,000	4,400,000
		13,600,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.22% 5/7/14, LOC Comerica Bank, VRDN (b)(e)	3,785,000	3,785,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 5/7/14, VRDN (b)	1,400,000	1,400,000
Series 2010 B1, 0.3% 5/7/14, VRDN (b)	2,000,000	2,000,000
		3,400,000
Massachusetts - 64.2%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.14% 5/7/14, LOC Bank of America NA, VRDN (b)(e)	2,150,000	2,150,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.12% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,000,000	18,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	101,175,000	101,175,000
Series PT 4368, 0.13% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,850,000	18,850,000
Series ROC II R 11933, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series 2008 A1, 0.1% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	116,375,000	116,375,000
Series 2008 A2, 0.1% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,755,000	90,755,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.13% 5/7/14, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.: - continued
Series 2010 A3, 0.1% 5/7/14, LOC Bank of America NA, VRDN (b)	$ 79,345,000	$ 79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.3% 5/7/14, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
(Monkiewicz Realty Trust Proj.) 0.23% 5/7/14, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.14% 5/7/14, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.14% 5/7/14, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.14% 5/7/14, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.12% 5/7/14, LOC Fannie Mae, VRDN (b)(e)	17,950,000	17,950,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	14,200,000	14,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.12% 5/7/14, LOC Freddie Mac, VRDN (b)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,660,000	1,660,000
(Berkshire School Proj.) Series 2001, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	36,700,000	36,700,000
Series U-5B, 0.11% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	30,500,000	30,500,000
Series U-6C, 0.08% 5/1/14, LOC TD Banknorth, NA, VRDN (b)	43,730,000	43,730,000
Series U3, 0.1% 5/7/14, LOC Northern Trust Co., VRDN (b)	44,500,000	44,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.12% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,880,000	13,880,000
(Clark Univ. Proj.) 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	34,790,000	34,790,000
(College of the Holy Cross Proj.) Series 2008 A, 0.08% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)	30,000,000	30,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fessenden School Proj.) Series 2001, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,925,000	$ 10,925,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.12% 5/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,295,000	2,295,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	4,385,000	4,385,000
(ISO New England, Inc. Proj.) Series 2005, 0.1% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	32,760,000	32,760,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.13% 5/7/14, LOC Bank of America NA, VRDN (b)	8,770,000	8,770,000
(Lasell Village Proj.) Series 2007, 0.12% 5/7/14, LOC Bank of America NA, VRDN (b)	17,705,000	17,705,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.07% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	16,630,000	16,630,000
(Meadowbrook School Proj.) Series 2000, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,770,000	2,770,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.14% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,865,000	12,865,000
(Olin College Proj.):
Series 2008 C2, 0.28% 5/1/14, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.28% 5/1/14, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.1% 5/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	39,600,000	39,600,000
Series 2014 M1, 0.07% 5/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	42,600,000	42,600,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.1% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	8,285,000	8,285,000
Series 2008 B, 0.1% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	5,010,000	5,010,000
(Simmons College Proj.) Series G, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	44,710,000	44,710,000
(Smith College Proj.):
Series 2001, 0.11% 5/7/14, VRDN (b)	3,549,000	3,549,000
Series 2002, 0.11% 5/7/14, VRDN (b)	14,621,000	14,621,000
Series 2007, 0.12% 5/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	56,200,000	56,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Wilber School Apts. Proj.) Series 2008 A, 0.12% 5/7/14, LOC Bank of America NA, VRDN (b)	$ 6,800,000	$ 6,800,000
(Williston Northampton School Proj.) Series 2010, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	7,095,000	7,095,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	23,625,000	23,625,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	9,170,000	9,170,000
Participating VRDN:
Series Putters 3840, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11999X, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,285,000	5,285,000
Series 2006:
0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	4,300,000	4,300,000
0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,320,000	15,320,000
Series 2007 B, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,600,000	12,600,000
Series 2010, 0.11% 5/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,940,000	6,940,000
Series 2011 A, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (b)	25,410,000	25,410,000
Series 2014 M2, 0.08% 5/7/14, LOC Bank of New York, New York, VRDN (b)	36,700,000	36,700,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.1% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	27,825,000	27,825,000
Series EGL 07 0124, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series Putters 2022, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN: - continued
Series Putters 3699, 0.14% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,800,000	$ 10,800,000
Series Putters 3896, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.09% 5/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	54,960,000	54,960,000
Series 1997 B, 0.1% 5/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	79,525,000	79,525,000
Series 2001 C, 0.1% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	174,250,000	174,250,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2009 J2, 0.09% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.06% 5/1/14, LOC Wells Fargo Bank NA, VRDN (b)	32,465,000	32,465,000
(Boston Univ. Proj.) Series H, 0.08% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.07% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	47,000,000	47,000,000
Series 2010 N2, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	65,000,000	65,000,000
Series 2010 N3, 0.09% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,500,000	58,500,000
Series 2010 N4, 0.07% 5/1/14, LOC Wells Fargo Bank NA, VRDN (b)	126,140,000	126,140,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	11,885,000	11,885,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	42,750,000	42,750,000
(Fairview Extended Care Proj.) Series B, 0.18% 5/7/14, LOC Bank of America NA, VRDN (b)	23,985,000	23,985,000
(Harvard Univ. Proj.):
Series R, 0.05% 5/1/14, VRDN (b)	28,785,000	28,785,000
Series Y, 0.1% 5/7/14, VRDN (b)	13,975,000	13,975,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.09% 5/1/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,815,000	$ 4,815,000
Series 2009 C, 0.09% 5/1/14, LOC TD Banknorth, NA, VRDN (b)	11,180,000	11,180,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.1% 5/7/14, VRDN (b)	25,670,000	25,670,000
Series 2001 J2, 0.1% 5/7/14, VRDN (b)	7,100,000	7,100,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.17% 5/7/14, LOC JPMorgan Chase Bank, VRDN (b)	36,500,000	36,500,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.1% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	89,280,000	89,280,000
Series D5, 0.07% 5/1/14, VRDN (b)	7,320,000	7,320,000
Series D6, 0.07% 5/1/14, VRDN (b)	10,170,000	10,170,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.1% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.09% 5/1/14, LOC JPMorgan Chase Bank, VRDN (b)	29,685,000	29,685,000
(Wellesley College Proj.):
Series B, 0.1% 5/7/14, VRDN (b)	6,500,000	6,500,000
Series I, 0.08% 5/1/14, VRDN (b)	29,960,000	29,960,000
(Williams College Proj.):
Series I, 0.11% 5/7/14, VRDN (b)	23,685,000	23,685,000
Series J, 0.11% 5/7/14, VRDN (b)	31,090,000	31,090,000
Participating VRDN:
Series BA 08 3320, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,415,000	12,415,000
Series BBT 08 56, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3530, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,000,000	$ 1,000,000
Series Putters 3531, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,215,000	5,215,000
Series 2002 A1, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (b)	10,525,000	10,525,000
Series 2009 I, 0.12% 5/7/14, VRDN (b)	36,100,000	36,100,000
Series 2009 O-1, 0.13% 5/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	39,880,000	39,880,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.13% 5/7/14, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.09% 5/7/14, LOC Bank of New York, New York, VRDN (b)	12,630,000	12,630,000
Series 2013 F, 0.11% 5/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	13,680,000	13,680,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.45% 5/7/14, LOC Bank of America NA, VRDN (b)(e)(g)	400,000	400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.38% 5/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	400,000	400,000
(Decas Cranberry Proj.) Series 1997, 0.18% 5/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	1,500,000	1,500,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (b)	4,600,000	4,600,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,965,000	19,965,000
Series 2008 A, 0.1% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,770,000	17,770,000
Series 2010 D, 0.11% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	94,250,000	94,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.4% 5/7/14, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	$ 37,100,000	$ 37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (b)(f)	14,000,000	14,000,000
Series EGL 07 0031, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,100,000	69,100,000
Series EGL 07 0032, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0033, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 07 0067, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	43,660,000	43,660,000
Series EGL 07 0092, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	53,095,000	53,095,000
Series EGL 14 C031A, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,125,000	4,125,000
Series MS 30911, 0.14% 5/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.14% 5/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3691, 0.14% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series ROC II R 14021, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series Solar 05 03, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,075,000	20,075,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 15,245,000	$ 15,245,000
Series Clipper 06 11, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series Putters 2848, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,265,000	10,265,000
Series ROC II R 11968, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,750,000	21,750,000
Series WF 09 67C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,400,000	15,400,000
Series 1999 B, 0.1% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	46,000,000	46,000,000
Series 2002 C, 0.07% 5/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,225,000	20,225,000
Series 2008 F, 0.1% 5/7/14 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	145,345,000	145,345,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	107,040,000	107,040,000
Series RBC E 42, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	23,695,000	23,695,000
		4,059,445,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38% 5/7/14, VRDN (b)(e)	3,400,000	3,400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.17% 5/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	7,505,000	7,505,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Rev. Series 1998 A. 0.28% 5/7/14, LOC RBS Citizens NA, VRDN (b)	$ 5,955,000	$ 5,955,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 5/7/14, VRDN (b)	5,800,000	5,800,000
Series 2012 A, 0.28% 5/7/14, VRDN (b)(e)	3,400,000	3,400,000
		9,200,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.21% 5/7/14, LOC KeyBank NA, VRDN (b)	500,000	500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 5/7/14, LOC RBS Citizens NA, VRDN (b)	8,800,000	8,800,000
		9,300,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.32% 5/7/14, VRDN (b)	1,200,000	1,200,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.13% 5/1/14, LOC Bank of America NA, VRDN (b)	5,100,000	5,100,000
Texas - 0.5%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.37% 5/1/14, VRDN (b)(e)	18,000,000	18,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.33% 5/1/14, VRDN (b)	4,000,000	4,000,000
Series 2004, 0.28% 5/7/14, VRDN (b)(e)	5,400,000	5,400,000
Series 2009 A, 0.33% 5/1/14, VRDN (b)	1,200,000	1,200,000
Series 2010 D, 0.33% 5/1/14, VRDN (b)	2,300,000	2,300,000
		30,900,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.21% 5/7/14, VRDN (b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,156,490,000)		4,156,490,000
Other Municipal Debt - 23.7%
	Principal Amount	Value
Florida - 0.0%
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 3,600,000	$ 3,600,000
Massachusetts - 23.7%
Amesbury Gen. Oblig. BAN 1.25% 12/12/14	6,374,000	6,411,981
Attleboro Gen. Oblig. BAN 1% 3/20/15	1,371,760	1,381,083
Auburn Gen. Oblig. BAN:
0.75% 9/30/14	10,000,000	10,027,811
1.25% 9/30/14	5,480,667	5,505,043
Belmont Gen. Oblig. Bonds Series 2014, 4% 4/15/15	1,262,000	1,308,258
Beverly Gen. Oblig. BAN 1% 4/23/15	14,411,000	14,534,755
Boston Gen. Oblig. Bonds 5% 3/1/15	8,355,000	8,693,930
Bourne Gen. Oblig. BAN 1% 12/2/14	7,286,600	7,324,556
Burlington Gen. Oblig. BAN 1.25% 7/25/14	8,230,000	8,250,660
Cambridge Gen. Oblig. Bonds Series 2014, 5% 2/15/15	2,565,000	2,664,110
Canton Gen. Oblig.:
BAN 1.5% 3/27/15	2,915,950	2,951,751
Bonds Series 2014, 5% 3/15/15	1,495,000	1,558,222
Danvers Gen. Oblig. BAN:
1% 7/3/14	5,026,000	5,033,183
1% 7/30/14	5,000,000	5,010,244
Falmouth Gen. Oblig. BAN:
Series 2013 A, 1% 6/19/14	700,000	700,714
Series 2013 B, 1.25% 12/19/14	9,900,000	9,967,834
Framingham Gen. Oblig. BAN 1.25% 12/12/14	24,178,989	24,340,404
Georgetown BAN 1% 7/28/14	6,000,000	6,012,431
Gloucester Gen. Oblig. BAN 1% 2/6/15	5,572,145	5,608,106
Hamilton Gen. Oblig. BAN 1.25% 5/23/14	3,000,000	3,001,857
Hanover Gen. Oblig. BAN 1% 9/12/14	11,685,000	11,720,962
Hingham Gen. Oblig. BAN 1% 5/23/14	34,714,200	34,731,321
Lexington Gen. Oblig. Bonds Series 2014, 4% 2/15/15	2,836,000	2,922,630
Littleton Gen. Oblig. BAN 1% 4/10/15	485,000	487,956
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	20,800,000	20,861,380
Marshfield Gen. Oblig. BAN 1% 7/29/14	26,700,000	26,756,176
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	7,630,000	7,695,519
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 8/6/14, LOC TD Banknorth, NA, CP	8,158,000	8,158,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.33% tender 5/21/14, CP mode (e)	3,600,000	3,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2009 V2, 2.875% 10/1/14	$ 8,075,000	$ 8,166,121
Series 2010 R1, 5% 7/1/14	2,330,000	2,349,037
Series 2013 P, 2% 7/1/14	1,690,000	1,695,009
Series 2013 S, 2% 7/1/14	2,255,000	2,261,895
Series V3, 2.875% 10/1/14	1,000,000	1,011,211
Series WF 10 56C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,865,000	19,865,000
0.62%, tender 7/1/14 (b)	5,300,000	5,301,398
0.09% 8/7/14, LOC JPMorgan Chase Bank, CP	9,300,000	9,300,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/14	6,000,000	6,161,473
Series 2002 C, 5.5% 11/1/14	27,550,000	28,293,094
Series 2004 A:
5% 8/1/14	6,630,000	6,710,408
5% 8/1/14	1,100,000	1,113,408
Series 2005 B, 5% 8/1/14	500,000	505,997
Series 2006 C, 5% 5/1/14	2,710,000	2,710,000
Series 2007 A, 5% 5/1/14	1,000,000	1,000,000
Series 2008 A, 5% 9/1/14	2,665,000	2,708,103
Series 2010 B, 2% 1/1/15	1,615,000	1,634,458
Series 2010 C:
4% 1/1/15	1,000,000	1,025,813
5% 1/1/15	2,500,000	2,581,179
Series 2011 B, 5% 8/1/14	1,000,000	1,012,331
Series 2012 A, 0.29% 1/1/15 (b)	10,995,000	10,998,102
Series 2014 A, 0.1% 2/1/15 (b)	25,000,000	24,996,230
Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,100,000	13,100,000
RAN:
Series 2013 B, 2% 5/29/14	26,200,000	26,237,996
Series 2013 C, 2% 6/26/14	226,200,000	226,846,011
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.08% tender 8/5/14, CP mode	20,000,000	20,000,000
0.08% tender 9/4/14, CP mode	12,500,000	12,500,000
0.09% tender 6/5/14, CP mode	15,100,000	15,100,000
0.09% tender 6/6/14, CP mode	16,400,000	16,400,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
Series 2008 H1: - continued
0.12% tender 5/7/14, CP mode	$ 15,660,000	$ 15,660,000
Series 2008 H2:
0.08% tender 7/15/14, CP mode	19,790,000	19,790,000
0.08% tender 9/9/14, CP mode	14,040,000	14,040,000
0.12% tender 6/2/14, CP mode	19,790,000	19,790,000
Series 2009 J2, 5% 7/1/14	3,130,000	3,155,531
Series 2008 A:
3.5% 7/1/14	3,500,000	3,519,441
5% 7/1/14	1,125,000	1,134,088
Series 2008 O, 5% 8/15/14	1,250,000	1,267,604
0.09% tender 8/6/14, CP mode	7,020,000	7,020,000
Series EE:
0.05% 5/1/14, CP	33,803,000	33,803,000
0.06% 5/5/14, CP	14,381,000	14,381,000
0.06% 6/17/14, CP	30,000,000	30,000,000
0.06% 6/24/14, CP	19,500,000	19,500,000
0.06% 7/8/14, CP	15,304,000	15,304,000
0.06% 7/9/14, CP	20,800,000	20,800,000
0.06% 7/10/14, CP	19,450,000	19,450,000
0.08% 6/13/14, CP	41,500,000	41,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.28% tender 5/21/14, CP mode	9,660,000	9,660,000
0.28% tender 5/22/14, CP mode	350,000	350,000
Series 1993 A, 0.28% tender 5/21/14, CP mode	800,000	800,000
Series 1993 B:
0.35% tender 5/9/14, CP mode	1,500,000	1,500,000
0.4% tender 5/2/14, CP mode	3,500,000	3,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear Proj.) Series 2012 A, 5% 7/1/14	1,000,000	1,008,001
Massachusetts Port Auth. Rev.:
Bonds 5% 7/1/14 (e)	5,000,000	5,040,294
Series 2012 A:
0.08% 7/15/14, LOC TD Banknorth, NA, CP	15,000,000	15,000,000
0.08% 8/1/14, LOC TD Banknorth, NA, CP	12,400,000	12,400,000
0.09% 7/15/14, LOC TD Banknorth, NA, CP	5,000,000	5,000,000
Series 2012 B:
0.09% 7/15/14, LOC TD Banknorth, NA, CP (e)	19,000,000	19,000,000
0.1% 5/7/14, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.1% 7/15/14, LOC TD Banknorth, NA, CP (e)	21,000,000	21,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	$ 2,320,000	$ 2,352,414
Series 2011 B, 5% 10/15/14	6,305,000	6,446,674
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.28% tender 5/20/14, CP mode (e)	11,800,000	11,800,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 5/1/14, CP mode	300,000	300,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series 15A, 4% 8/1/14	1,500,000	1,514,756
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2002 J, 5.25% 8/1/14	3,200,000	3,240,910
Series 1999, 0.12% 8/13/14, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Monomoy Reg'l. School District BAN 1.5% 9/15/14	26,400,000	26,533,553
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	6,160,895	6,167,384
Newburyport Gen. Oblig. BAN 1% 10/24/14	6,500,000	6,526,680
Peabody Gen. Oblig. BAN 1% 3/27/15	14,300,000	14,412,271
Pittsfield Gen. Oblig. BAN Series A, 1% 2/6/15	5,407,500	5,439,894
Plymouth Gen. Oblig. BAN 1% 5/7/15 (a)	16,100,000	16,241,358
Quincy Gen. Oblig. BAN:
1% 6/20/14	25,785,000	25,814,256
1% 7/25/14	1,610,000	1,613,030
1% 1/23/15	26,600,000	26,767,019
1.25% 9/12/14	15,800,000	15,863,690
Revere Gen. Oblig. BAN 1% 4/17/15	13,150,000	13,258,499
Somerville Gen. Oblig. BAN 1% 6/27/14	8,887,449	8,898,805
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	3,500,000	3,548,232
Stow Gen. Oblig. BAN:
0.75% 11/14/14 (a)	7,900,000	7,927,018
1% 5/1/14	8,400,000	8,400,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2010, 5% 11/1/14	4,000,000	4,097,633
Univ. of Massachusetts Bldg. Auth. Rev. Serie A1, 0.08% 7/8/14, LOC State Street Bank & Trust Co., Boston, CP	24,000,000	24,000,000
Webster Gen. Oblig. BAN 1% 6/27/14	10,600,000	10,613,070
West Springfield Gen. Oblig. BAN 1% 6/27/14	26,200,000	26,233,889
Westborough Gen. Oblig. BAN 1.25% 8/22/14	4,535,000	4,550,134
Westfield Gen. Oblig. BAN 1% 4/2/15	3,250,000	3,275,390
Weston Gen. Oblig.:
BAN 1% 2/3/15	14,500,000	14,595,860
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Weston Gen. Oblig.: - continued
Bonds Series A, 2% 2/1/15	$ 1,990,000	$ 2,017,880
Winchester Gen. Oblig. BAN:
1% 7/2/14	4,494,300	4,501,328
1.25% 7/2/14	13,628,000	13,652,955
Worcester Gen. Oblig.:
BAN 1% 12/17/14	12,757,500	12,825,998
Bonds:
Series 2004 A, 5.25% 8/15/14	1,000,000	1,014,568
4% 11/1/14	4,211,960	4,292,730
		1,494,915,988
TOTAL OTHER MUNICIPAL DEBT (Cost $1,498,515,988)		1,498,515,988
Investment Company - 10.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.11% (c)(d) (Cost $671,307,000)	671,307,000	671,307,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,326,312,988)		6,326,312,988
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,532,823)
NET ASSETS - 100%		$ 6,318,780,165
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,365,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,865,000
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 3/5/12	$ 13,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (346 Univ. LLC Proj.) Series 1996, 0.45% 5/7/14, LOC Bank of America NA, VRDN	12/17/03	$ 400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 92,409
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2014, the cost of investment securities for income tax purposes was $6,326,312,988.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014